Deferred Policy Acquisition Costs and Value of Business Acquired - VOBA Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Insurance [Abstract]
2014	$ 105.9
2015	93.0
2016	82.7
2017	78.6
2018	$ 74.4